File No. 33-69892
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                                                               File No. 811-3341
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Pre-Effective Amendment No.                                                  [ ]


Post-Effective Amendment No.  4                                              [X]


                                                 andd/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


Amendment No. 5                                                              [X]

                        RELIASTAR SELECT VARIABLE ACCOUNT
                     (formerly NWNL Select Variable Account)
             (Exact Name of Registrant as Specified in its Charter)

                        RELIASTAR LIFE INSURANCE COMPANY
             (formerly Northwestern National Life Insurance Company)
                               (Name of Depositor)


            20 Washington Avenue South, Minneapolis, Minnesota 55401 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (612) 342-7346


                                Robert B. Saginaw
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                     (Name and Address of Agent of Service)


                  Approximate date of proposed Public Offering:
   As soon as practicable after the Registration Statement becomes effective.

              It is proposed that this filing will become effective
                            (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 1997 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph  (a) of Rule 485
[ ] on (date)  pursuant to  paragraph  (a) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has chosen to register an indefinite amount of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on or about February 21, 1997.


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                        RELIASTAR SELECT VARIABLE ACCOUNT

                  Cross Reference Sheet Pursuant to Rule 495(a)

  Form N-4
ITEM NUMBER           PART A HEADING IN PROSPECTUS

      1.              Cover Page
      2.              Definitions
      3.              Summary
      4.              Condensed Financial Information
      5.              The Company; The Variable Account; Investment of the
                        Variable Account
      6.              Charges Made by the Company
      7.              The Contracts
      8.              Annuity Provisions
      9.              The Contracts
     10.              The Contracts
     11.              The Contracts
     12.              Federal Tax Status
     13.              Legal Proceedings
     14.              Statement of Additional Information Table of Contents

                      PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION

     15.              Cover Page
     16.              Table of Contents
     17.              Introduction
     18.              Administration of the Contracts
     19.              Distribution of the Contracts
     20.              Distribution of the Contracts
     21.              Calculation of Yield and Return
     22.              Annuity Provisions (In Prospectus)
     23.              Financial Statements

                      PART C HEADINGS

     24.              Financial Statements and Exhibits
     25.              Directors and Officers of the Depositor
     26.              Persons Controlled by or Under Common Control with the
                        Depositor or Registrant
     27.              Number of Contract Owners
     28.              Indemnification
     29.              Principal Underwriters
     30.              Location of Accounts and Records
     31.              Not Applicable
     32.              Undertakings





Select*Annuity III


April 30, 1997 Prospectus


IndividualDeferred

Variable/Fixed

Annuity  Contracts

[GRAPHIC OMITTED]


                                   RELIASTAR
                                 ReliaStar Life
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401

                                 --------------


              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                        RELIASTAR SELECT VARIABLE ACCOUNT
                                       AND
                        RELIASTAR LIFE INSURANCE COMPANY

     The Individual Deferred Variable/Fixed Annuity Contracts described in this Prospectus are flexible purchase payment contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 24.) Annuity payments under the Contracts are deferred until a selected later date.

     Purchase payments may be allocated to one or more of the available Sub-Accounts of ReliaStar Select Variable Account (the "Variable Account"), a separate account of ReliaStar Life Insurance Company (the "Company"), and/or to the Fixed Account (which is the general account of the Company). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds"). The Investment Funds are currently the five portfolios of the Variable Insurance Products Fund ("VIP") and four portfolios of the Variable Insurance Products Fund II ("VIP II"), which are managed by Fidelity Management & Research Company of Boston, Massachusetts, three funds of the Northstar Variable Trust, which are managed by Northstar Investment Management Corporation of Greenwich, Connecticut, and six portfolios of Putnam Variable Trust, which are managed by Putnam Investment Management, Inc. ("Putnam Management") of Boston, Massachusetts. Each Investment Fund pays its investment adviser certain fees charged against the assets of the Investment Fund. The Variable Account Contract Value and the amount of variable annuity payments will vary, primarily based on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected. (For more information about the Investment Funds, see "Investments of the Variable Account" on page 12.)

     Additional information about the Contracts, the Company and the Variable Account, contained in a Statement of Additional Information dated April 30, 1997, has been filed with the Securities and Exchange Commission and is available by accessing the SEC's internet web site (http: // www.sec.gov) or upon request without charge by writing to Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401 or by calling 1-800-621-3750. The Statement of Additional Information relating to the Contracts having the same date as this Prospectus is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 30 of this Prospectus.


     INFORMATION  ABOUT THE FIXED  ACCOUNT  MAY BE FOUND IN  APPENDIX A, ON PAGE
A-1.

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING INVESTMENT FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.


     THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACT THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.


THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE INSURANCE PRODUCTS FUND, THE VARIABLE INSURANCE PRODUCTS FUND II, THE NORTHSTAR VARIABLE TRUST AND PUTNAM VARIABLE TRUST AND IS VALID ONLY WHEN ACCOMPANIED BY SUCH PROSPECTUSES.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE INVESTMENT FUNDS AND INTERESTS IN THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


                 THE DATE OF THIS PROSPECTUS IS APRIL 30, 1997.



                                TABLE OF CONTENTS

Definitions....................................................................3
Summary of Contract Expenses...................................................5
Summary........................................................................8
Condensed Financial Information................................................9
Performance Information.......................................................11
The Company...................................................................12
The Variable Account..........................................................12
Investments of the Variable Account...........................................12
Charges Made by the Company...................................................16
   Surrender Charge (Contingent Deferred Sales Charge)........................16
   Annual Contract Charge.....................................................16
   Mortality Risk Premium.....................................................17
   Expense Risk Premium.......................................................17
   Administration Charge......................................................17
   Premium and Other Taxes....................................................17
   Reduction of Charges.......................................................17
   Expenses of the Investment Funds...........................................17
Administration of the Contracts...............................................18
The Contracts.................................................................18
   Allocation of Purchase Payments............................................18
   Sub-Account Accumulation Unit Value........................................18
   Net Investment Factor......................................................18
   Death Benefit Before the Annuity
Commencement Date.............................................................19
   Death Benefit After the Annuity
Commencement Date.............................................................19
   Surrender (Redemption).....................................................19
   Systematic Withdrawals.....................................................20
   Transfers..................................................................20
   Written Transfers..........................................................21
   Telephone/Fax Transfers....................................................21
   Dollar Cost Averaging Transfers............................................21
   Assignments................................................................21
   Contract Owner and Beneficiaries...........................................22
   Contract Inquiries.........................................................22
Annuity Provisions............................................................22
   Annuity Commencement Date..................................................22
   Annuity Form Selection.....................................................22
   Annuity Forms..............................................................22
   Frequency and Amount
     of Annuity Payments......................................................23
   Annuity Payments...........................................................23
   Sub-Account Annuity Unit Value.............................................23
   Assumed Investment Rate....................................................24
Federal Tax Status............................................................24
   Introduction...............................................................24
   Tax Status of the Contract.................................................24
   Taxation of Annuities......................................................25
   Transfers, Assignments or Exchanges of a Contract..........................26
   Withholding................................................................26
   Multiple Contracts.........................................................26
   Taxation of Qualified Plans................................................27
   Possible Charge for the Company's Taxes....................................27
   Other Tax Consequences.....................................................27
Voting of Fund Shares.........................................................28
Distribution of the Contracts.................................................28
Revocation....................................................................28
Reports to Owners.............................................................29
Legal Proceedings.............................................................29
Financial Statements and Experts..............................................29
Further Information...........................................................29
Statement of Additional
Information Table of Contents.................................................30
Appendix.....................................................................A-1
Investment Fund Prospectuses
Fidelity's Variable Insurance Products Fund (VIP):
   Money Market Portfolio..................................................VIP-1
   High Income Portfolio...................................................VIP-1
   Equity-Income Portfolio.................................................VIP-1
   Growth Portfolio........................................................VIP-1
   Overseas Portfolio......................................................VIP-1
Fidelity's Variable Insurance Products
Fund II (VIP II):
   Asset Manager Portfolio...............................................VIPII-1
   Investment Grade Bond Portfolio.......................................VIPII-1
   Index 500 Portfolio...................................................VIPII-1
   Contrafund Portfolio..................................................VIPII-1
Northstar Variable Trust (Northstar):
   Northstar Income and Growth Fund..................................Northstar-1
   Northstar Growth Fund.............................................Northstar-1
   Northstar Multi-Sector Bond Fund..................................Northstar-1
Putnam Variable Trust:
   Putnam VT Diversified Income Fund.......................................PVT-1
   Putnam VT Growth and Income Fund........................................PVT-1
   Putnam VT Utilities Growth and Income Fund..............................PVT-1
   Putnam VT Voyager Fund..................................................PVT-1
   Putnam VT Asia Pacific Growth Fund......................................PVT-1
   Putnam VT New Opportunities Fund........................................PVT-1


                                   DEFINITIONS



ANNUITANT The person who is named by the Owner to receive annuity payments and whose life determines the annuity benefits payable.

ANNUITY COMMENCEMENT DATE (COMMENCEMENT DATE) The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by the Company. If the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Commencement Date to the first Valuation Date after the Commencement Date selected by the Owner that is at least 60 days after the Contract issue date.

BENEFICIARY The person who is named by the Owner to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the Annuity Form in effect at the Annuitant's death.

CODE The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY Occurs yearly on the same day and month the Contract was issued.

CONTRACT OWNER (OWNER) The person who controls all the rights and privileges under the Contract. The Annuitant owns the Contract unless another Owner is named as provided for in the Contract. The Contract may be owned by one, but no more than two, natural persons only, except when it is held under a retirement plan described in Section 401(a) or 403(a), or a program described in Section 403(b) of the Code.

CONTRACT VALUE The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the Contract plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the Contract, plus credited interest, minus surrenders, surrender charges previously applied, and any annual administrative charges applicable to the Fixed Account, and minus any transfers to the Variable Account.

CONTRACT YEAR Each twelve-month period starting with the date the Contract was issued and each Contract Anniversary after that.

DEATH BENEFIT The amount payable  upon the death of a Contract  Owner before the
     Annuity   Commencement   Date.  (See  "Death  Benefit  Before  the  Annuity
     Commencement Date" on page 19.)

DEATH BENEFIT VALUATION  DATE The Death Benefit  Valuation Date is the Valuation
     Date next following the date the Company receives proof of death and a written request from the Beneficiary for a single sum payment or an Annuity Form permitted by Section 72(s) of the Code.

FIXED ACCOUNT The Fixed Account is the general account of the Company, which consists of all assets of the Company other than those allocated to separate accounts of the Company.

FIXED ANNUITY An annuity with payments which do not vary as to dollar amount.

INVESTMENT  FUNDS Any  open-end  management  investment  company  (or  portfolio
     thereof)  or  unit  investment   trust  (or  series  thereof)  in  which  a
     Sub-Account invests as described herein.


NORTHSTAR  Northstar Variable Trust
     Northstar Income and Growth Fund
     Northstar Growth Fund
     Northstar Multi-Sector Bond Fund

PUTNAM  VARIABLE  TRUST
     Putnam VT Diversified Income Fund
     Putnam VT Growth and Income Fund
     Putnam VT Utilities Growth and Income Fund
     Putnam VT Voyager Fund
     Putnam VT Asia Pacific Growth Fund
     Putnam VT New Opportunities Fund


QUALIFIED PLAN A retirement plan under Sections 401, 403, 408 or 457 or similar provisions of the Code.

SPECIFIED CONTRACT ANNIVERSARY Each consecutive six year anniversary date measured from the date the Contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date" on page 19.)

SUB-ACCOUNT That portion of the Variable Account available under the Contract which invests in shares of a specific Investment Fund.

SUB-ACCOUNT  ACCUMULATION  UNIT A unit of measure used to determine the Variable
     Account Contract Value before annuity payments start.

SUCCESSOR BENEFICIARY The person named to become the Beneficiary if the Beneficiary is not alive.


VALUATION DATE Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; President's Day; Good Friday; Fourth of July; Labor Day; Thanksgiving Day; and Christmas Day.


VALUATION  PERIOD  The  time  interval  between  a  Valuation  Date and the next
     Valuation Date.

VARIABLE ACCOUNT A separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ANNUITY A series of periodic payments to the Annuitant which will vary in amount, primarily based on the investment results of the Variable Account Sub-Accounts under the Contract.

VARIABLE ANNUITY UNIT A unit of measure used in the calculation of the second and each subsequent variable annuity payment from the Variable Account.

VIP - Variable Insurance Products Fund
     Money Market Portfolio
     High Income Portfolio
     Equity-Income Portfolio
     Growth Portfolio
     Overseas Portfolio

VIP II - Variable Insurance Products Fund II
     Asset Manager Portfolio
     Investment Grade Bond Portfolio
     Index 500 Portfolio
     Contrafund Portfolio


                          SUMMARY OF CONTRACT EXPENSES



CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases.........................................  None

Surrender Charge (as a percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years)

           CONTRACT YEAR OF
               SURRENDER                   SURRENDER CHARGE
        MINUS CONTRACT YEAR OF            AS A PERCENTAGE OF
           PURCHASE PAYMENT              EACH PURCHASE PAYMENT
           ----------------              ---------------------
                   0                              6%
                   1                              6
                   2                              5
                   3                              5
                   4                              4
                   5                              4
              6 and later                         0


Transfer Charge............................................................ None
ANNUAL CONTRACT CHARGE.......................................................$30
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Premiums........................................1.25%
Other Account Fees and Expenses (See "Administration Charge" on page 17.)....15%
Total Separate Account Annual Expenses.....................................1.40%

ANNUAL INVESTMENT FUND EXPENSES
(as a percentage of Investment Fund average net assets)


                                                                                                          TOTAL INVESTMENT
                                                                         MANAGEMENT            OTHER         FUND ANNUAL
                                                                            FEES              EXPENSES         EXPENSES
                                                                            ----              --------         --------
VIP Money Market Portfolio................................................ 0.21%               0.09%            0.30%
VIP High Income Portfolio................................................. 0.59%               0.12%            0.71%
VIP Equity-Income Portfolio .............................................. 0.51%               0.07%            0.58%
VIP Growth Portfolio ..................................................... 0.61%               0.08%            0.69%
VIP Overseas Portfolio ................................................... 0.76%               0.17%            0.93%


                                                                                                          TOTAL INVESTMENT
                                                                         MANAGEMENT            OTHER         FUND ANNUAL
                                                                            FEES              EXPENSES         EXPENSES
                                                                            ----              --------         --------
VIP II Asset Manager Portfolio ..........................................  0.64%               0.10%            0.74%
VIP II Investment Grade Bond Portfolio...................................  0.45%               0.13%            0.58%
VIP II Index 500 Portfolio ..............................................  0.13%               0.15%            0.28%
VIP II Contrafund Portfolio .............................................  0.61%               0.13%            0.74%


                                                                                                          TOTAL INVESTMENT
                                                                         MANAGEMENT            OTHER         FUND ANNUAL
                                                                            FEES              EXPENSES         EXPENSES
                                                                            ----              --------         --------
Northstar Income and Growth Fund ......................................... 0.75%               0.05%            0.80%
Northstar Growth Fund .................................................... 0.75%               0.05%            0.80%
Northstar Multi-Sector Bond Fund ......................................... 0.75%               0.05%            0.80%


                                                                                                          TOTAL INVESTMENT
                                                                         MANAGEMENT            OTHER         FUND ANNUAL
                                                                            FEES              EXPENSES         EXPENSES
                                                                            ----              --------         --------
Putnam VT Diversified Income Fund.........................................  0.70%              0.13%            0.83%
Putnam VT Growth and Income Fund..........................................  0.49%              0.05%            0.54%
Putnam VT Utilities Growth and Income Fund................................  0.69%              0.09%            0.78%
Putnam VT Voyager Fund....................................................  0.57%              0.06%            0.63%
Putnam VT Asia Pacific Growth Fund........................................  0.80%              0.43%            1.23%
Putnam VT New Opportunities Fund..........................................  0.63%              0.09%            0.72%


     The fee and expense information regarding the Investment Funds was provided by the Investment Funds. The Variable Insurance Products Fund, the Variable Insurance Products Fund II and Putnam Variable Trust are not affiliated with the Company.

EXAMPLES

     If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                                   ------       -------       -------       --------
VIP Money Market Portfolio......................................................... $72          $101          $133          $211
VIP High Income Portfolio..........................................................  76           114           154           253
VIP Equity-Income Portfolio........................................................  75           110           147           240
VIP Growth Portfolio...............................................................  76           113           153           251
VIP Overseas Portfolio.............................................................  79           120           165           276


                                                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                                   ------       -------       -------       --------
VIP II Asset Manager Portfolio..................................................... $77          $115          $155          $256
VIP II Investment Grade Bond Portfolio.............................................  75           110           147           240
VIP II Index 500 Portfolio.........................................................  72           101           132           208
VIP II Contrafund Portfolio........................................................  77           115           155           256


                                                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                                   ------       -------       -------       --------
Northstar Income and Growth Fund................................................... $77          $117          $159          $263
Northstar Growth Fund..............................................................  77           117           159           263
Northstar Multi-Sector Bond Fund...................................................  77           117           159           263


                                                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                                   ------       -------       -------       --------
Putnam VT Diversified Income Fund.................................................. $78          $117          $160          $266
Putnam VT Growth and Income Fund...................................................  75           109           145           236
Putnam VT Utilities Growth and Income Fund.........................................  77           116           158           261
Putnam VT Voyager Fund.............................................................  76           111           150           245
Putnam VT Asia Pacific Growth Fund.................................................  82           129           180           305
Putnam VT New Opportunities Fund...................................................  76           114           154           254


     If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                                                  1 YEAR*       3 YEARS       5 YEARS       10 YEARS
                                                                                  -------       -------       -------       --------
VIP Money Market Portfolio........................................................ $72           $56            $97          $211
VIP High Income Portfolio.........................................................  76            69            118           253
VIP Equity-Income Portfolio.......................................................  75            65            111           240
VIP Growth Portfolio..............................................................  76            68            117           251
VIP Overseas Portfolio............................................................  79            75            129           276


                                                                                  1 YEAR*       3 YEARS       5 YEARS       10 YEARS
                                                                                  -------       -------       -------       --------
VIP II Asset Manager Portfolio.................................................... $77           $70           $119          $256
VIP II Investment Grade Bond Portfolio............................................  75            65            111           240
VIP II Index 500 Portfolio........................................................  72            56            96            208
VIP II Contrafund Portfolio.......................................................  77            70            119           256


                                                                                  1 YEAR*       3 YEARS       5 YEARS       10 YEARS
                                                                                  -------       -------       -------       --------
Northstar Income and Growth Fund.................................................. $77           $72           $123          $263
Northstar Growth Fund.............................................................  77            72            123           263
Northstar Multi-Sector Bond Fund..................................................  77            72            123           263


                                                                                  1 YEAR*       3 YEARS       5 YEARS       10 YEARS
                                                                                  -------       -------       -------       --------
Putnam VT Diversified Income Fund................................................. $78           $72           $124          $266
Putnam VT Growth and Income Fund..................................................  75            64            109           236
Putnam VT Utilities Growth and Income Fund........................................  77            71            122           261
Putnam VT Voyager Fund............................................................  76            66            114           245
Putnam VT Asia Pacific Growth Fund................................................  82            84            144           305
Putnam VT New Opportunities Fund..................................................  76            69            118           254


*If the  Contract's  Annuity  Commencement  Date  occurs  during  the  first two
Contract Years following the date the Contract was issued a Surrender Charge is deducted and the expenses shown in year 1 reflect this deduction.


     If you do not surrender or annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $ 1,000 investment, assuming a 5% annual return on assets.

                                                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                                   ------       -------       -------       --------
VIP Money Market Portfolio......................................................... $18          $56            $97          $211
VIP High Income Portfolio..........................................................  22           69            118           253
VIP Equity-Income Portfolio........................................................  21           65            111           240
VIP Growth Portfolio...............................................................  22           68            117           251
VIP Overseas Portfolio.............................................................  25           75            129           276


                                                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                                   ------       -------       -------       --------
VIP II Asset Manager Portfolio..................................................... $23          $70           $119          $256
VIP II Investment Grade Bond Portfolio.............................................  21           65            111           240
VIP II Index 500 Portfolio.........................................................  18           56             96           208
VIP II Contrafund Portfolio........................................................  23           70            119           256


                                                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                                   ------       -------       -------       --------
Northstar Income and Growth Fund................................................... $23          $72           $123          $263
Northstar Growth Fund..............................................................  23           72            123           263
Northstar Multi-Sector Bond Fund...................................................  23           72            123           263


                                                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                                   ------       -------       -------       --------
Putnam VT Diversified Income Fund.................................................. $24          $72           $124          $266
Putnam VT Growth and Income Fund...................................................  21           64            109           236
Putnam VT Utilities Growth and Income Fund.........................................  23           71            122           261
Putnam VT Voyager Fund.............................................................  22           66            114           245
Putnam VT Asia Pacific Growth Fund.................................................  28           84            144           305
Putnam VT New Opportunities Fund...................................................  22           69            118           254


(a) Under certain situations amounts may be surrendered free of any surrender charge. For more information on the Surrender Charge, see page 16, "Surrender Charge (Contingent Deferred Sales Charge)". The Company reserves the right to charge a partial surrender processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. For more information on the processing fee, see page 19, "Surrender (Redemption)".
(b) The Company currently does not impose a charge on transfers between the Sub-Accounts or to the Fixed Account, although the Company reserves the right to impose a charge not to exceed $25 per each transfer.
(c) A portion of the brokerage commisions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio, .73% for Asset Manager Portfolio, and .71% for Contrafund Portfolio.
(d) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been .28%, .15%, and .43%, respectively.
(e) The investment adviser to the Northstar Variable Trust has agreed to reimburse the three Northstar Funds for any expenses in excess of 0.80% of each Fund's average daily net assets. In the absence of the investment adviser's expense reimbursements, the actual expenses that would have been paid by each Fund during its fiscal year ended December 31, 1996 would have been: Income and Growth Fund-1.40%; Growth Fund-1.70%; and Multi-Sector Bond Fund-1.68%.
(f) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Investment Management, Inc. ("Putnam Management") under the Management Contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.
     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

     The purpose of this table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear either directly or indirectly. The table reflects the expenses of the Variable Account as well as those of the Investment Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable Account and Fixed Account, which translates to a charge equal to an annual rate of 0.090% of the Variable Account and Fixed Account values.

     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes see page 17, "Premium and Other Taxes".

                                     SUMMARY


     The Contracts are flexible premium individual deferred variable/fixed retirement annuity contracts issued by the Variable Account and the Company. (See "The Company" and "The Variable Account" on page 12.) They are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 24.) Annuity payments under the Contracts are deferred until a later date.

     Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account and/or to the Fixed Account (the Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington). Purchase payments allocated to one or more Sub-Accounts of the Variable Account will be invested in shares at net asset value of one or more of the Investment Funds. The Variable Account Contract Value and the amount of variable annuity payments will vary, primarily based on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected. (See "Investments of the Variable Account" on page 12.)


     No deduction for a sales charge is made from the purchase payments for the Contracts. However, a surrender charge (contingent deferred sales charge) may, with certain exceptions, apply to whole or partial surrenders of purchase payments that have been credited under the Contract for less than six Contract Years. Except for Contracts issued in the state of Washington, a surrender charge will also be deducted if the Contract's Annuity Commencement Date occurs within the first two years after the date the Contract was issued. The amount of the surrender charge will vary as follows:

           CONTRACT YEAR OF                   SURRENDER CHARGE AS A
       SURRENDER MINUS CONTRACT                PERCENTAGE OF EACH
       YEAR OF PURCHASE PAYMENT                 PURCHASE PAYMENT
       ------------------------                 ----------------
                 0 - 1                                 6%
                 2 - 3                                 5
                 4 - 5                                 4
              6 and later                              0


(See "Surrender Charge (Contingent Deferred Sales Charge)" on page 16.)


     In addition, on each Contract Anniversary (and on the surrender of the Contract for its full value if it is not surrendered on a Contract Anniversary) the Company will deduct from the Contract Value an Annual Contract Charge of $30. During the annuity period the Annual Contract Charge will be separately assessed against fixed annuity payments and variable annuity payments and will be deducted from each fixed annuity payment and from each variable annuity payment in equal installments if both forms of annuity payment are selected. Otherwise such charge will be deducted from each fixed annuity or variable annuity payment as applicable. The Annual Contract Charge is to reimburse the Company for administrative expenses relating to the issue and maintenance of the Contracts. (See "Annual Contract Charge" on page 16.)


     The Company also deducts a Mortality Risk Premium, an Expense Risk Premium and an Administration Charge, equal to an annual rate of 1.40% of the daily net assets of the available Sub-Accounts of the Variable Account. (See "Mortality Risk Premium", "Expense Risk Premium" and "Administration Charge" on page 17.)


     The initial purchase payment must be $5,000 or more for a Non-Qualified Contract and no subsequent individual payment may be less than $500. If the Contract is being purchased by or in connection with a Qualified Plan, the minimum initial purchase payment is $2,000, and no subsequent individual payment may be less than $200. The Company may choose not to accept any subsequent purchase payment if the additional purchase payment, when added to the Contract Value at the next Valuation Date, would exceed $ 1,000,000. The Company reserves the right to accept smaller initial and subsequent purchase payments in connection with special circumstances, including sales through group or sponsored arrangements.


     If the Contract Value at the Annuity Commencement Date is less than $5,000, the Contract Value may be distributed in a single sum payment in lieu of annuity payments. If any annuity payment would be less than $50, the Company has the right to change the frequency of payments to such intervals as will result in payments of at least $50 each. (See "Frequency and Amount of Annuity Payments" on page 23.) The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.


     Premium taxes payable to any governmental entity will be charged against the Contracts. (See "Premium and Other Taxes" on page 17.)


     The  Contract  Owner may  request  early  withdrawal  of all or part of the
Contract Value before the Annuity Commencement Date. (See "Surrender (Redemption)" on page 19.) Under the Code, penalty taxes may apply to the early withdrawal of amounts accumulated under a Contract whether or not such Contract is part of a Qualified Plan. (See "Taxation of Annuities" on page 25.)


     The Contract Owner may return the Contract within ten days after it was delivered to the Owner, and receive a refund of the Contract Value unless otherwise required by law. (See "Revocation" on page 28.)

                         CONDENSED FINANCIAL INFORMATION

     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as they are invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:


                                                                                                YEAR ENDED DECEMBER 31
                                                                                                ----------------------
                                                                                       1996              1995              1994
                                                                                       ----              ----              ----
SUB-ACCOUNT INVESTING IN
Fidelity's VIP:
(all portfolios from January 6, 1994):
Money Market Portfolio
   Beginning of period.............................................................  $10.7316          $10.2767          $10.0000
   End of period...................................................................  $11.1555          $10.7316          $10.2767
   Units outstanding at end of period..............................................  1,558,218         1,002,405         427,592
High Income Portfolio
   Beginning of period.............................................................  $11.4563          $9.6317           $10.0000
   End of period...................................................................  $12.8821          $11.4563          $9.6317
   Units outstanding at end of period..............................................  1,104,232         608,287           239,723
Equity-Income Portfolio
   Beginning of period.............................................................  $14.0081          $10.5139          $10.0000
   End of period...................................................................  $15.7861          $14.0081          $10.5139
   Units outstanding at end of period..............................................  3,108,409         1,874,623         709,023
Growth Portfolio
   Beginning of period.............................................................  $13.1611          $9.8584           $10.0000
   End of period...................................................................  $14.8863          $13.1611          $9.8584
   Units outstanding at end of period..............................................  2,484,915         1,527,407         747,558
Overseas Portfolio
   Beginning of period.............................................................  $$10.7569         $9.9447           $10.0000
   End of period...................................................................  $12.0091          $10.7569          $9.9447
   Units outstanding at end of period..............................................  1,096,743         765,862           503,864

FIDELITY'S VIP II:
Asset Manager Portfolio
(from January 6, 1994)
   Beginning of period.............................................................  $10.6096          $9.1981           $10.0000
   End of period...................................................................  $11.9898          $10.6096          $9.1981
   Units outstanding at end of period..............................................  1,562,912         1,333,252         1,089,020
Investment Grade Bond Portfolio
(from January 6, 1994)
   Beginning of period.............................................................  $10.9662          $9.4774           $10.0000
   End of period...................................................................  $11.1581          $10.9662          $9.4774
   Units outstanding at end of period..............................................  709,332           668,429           306,289
Index 500 Portfolio
(from January 6, 1994)
   Beginning of period.............................................................  $13.4594          $9.9476           $10.0000
   End of period...................................................................  $16.3012          $13.4594          $9.9476
   Units outstanding at end of period..............................................  1,010,296         314,004           89,274
Contrafund Portfolio
(from May 1, 1995)
   Beginning of period.............................................................  $12.1031          $10.0000                 -
   End of period...................................................................  $14.4777          $12.1031                 -
   Units outstanding at end of period..............................................  1,419,399         440,844                  -

NORTHSTAR'S:
(all portfolios from January 3, 1995):
Income and Growth Fund
   Beginning of period.............................................................  $12.0224          $10.0000                 -
   End of period...................................................................  $13.4910          $12.0224                 -
   Units outstanding at end of period..............................................  143,393           38,118                   -
Growth Fund
   Beginning of period.............................................................  $12.3714          $10.0000                 -
   End of period...................................................................  $15.0172          $12.3714                 -
   Units outstanding at end of period..............................................  376,557           16,298                   -
Multi-Sector Bond Fund
   Beginning of period.............................................................  $11.3881          $10.0000                 -
   End of period...................................................................  $12.7208          $11.3881                 -
   Units outstanding at end of period..............................................  152,651           21,964                   -

PUTNAM'S:
Putnam VT Diversified Income Fund
(from January 6, 1994)
   Beginning of period.............................................................  $11.0666          $9.4193           $10.0000
   End of period...................................................................  $11.8740          $11.0666          $9.4193
   Units outstanding at end of period..............................................  685,507           574,909           334,112
Putnam VT Growth and Income Fund
(from January 6, 1994)
   Beginning of period.............................................................  $13.3162          $9.8762           $10.0000
   End of period...................................................................  $16.0091          $13.3162          $9.8762
   Units outstanding at end of period..............................................  1,639,863         719,095           228,484
Putnam VT Utilities Growth and Income Fund
(from January 6, 1994)
   Beginning of period.............................................................  $12.0072          $9.2881           $10.0000
   End of period...................................................................  $13.7107          $12.0072          $9.2881
   Units outstanding at end of period..............................................  384,868           237,434           109,160
Putnam VT Voyager Fund
(from January 6, 1994)
   Beginning of period.............................................................  $13.9272          $10.0386          $10.0000
   End of period...................................................................  $15.5144          $13.9272          $10.0386
   Units outstanding at end of period..............................................  2,244,324         1,090,262         338,970
Putnam VT Asia Pacific Growth Fund
(from May 1, 1995)
   Beginning of period.............................................................  $10.1361          $10.0000                 -
   End of period...................................................................  $10.9048          $10.1361                 -
   Units outstanding at end of period..............................................  281,445           77,407                   -
Putnam VT New Opportunities Fund
(from May 1, 1995)
   Beginning of period.............................................................  $13.3506          $10.0000                 -
   End of period...................................................................  $14.5039          $13.3506                 -
   Units outstanding at end of period..............................................  1,312,658         279,170                  -


                             PERFORMANCE INFORMATION

     From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.


     The yield of the Sub-Account investing in the VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


     The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $ 1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Investment Funds' portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Investment Funds' portfolios, with the level of Contract charges that were in effect at the inception of the Sub-Accounts for the Contracts.


     Average total return information may be presented and computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.


     The Company may, from time to time, also disclose yield and total returns for the portfolios of the Investment Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

                                   THE COMPANY

     The Company, organized in 1885, is a stock life insurance company incorporated under the laws of the State of Minnesota. The Company is a direct, wholly-owned subsidiary of Reliastar Financial Corp., a publicly-traded holding company incorporated under the laws of the State of Delaware, whose shares are listed on the New York Stock Exchange. The Company offers individual life insurance and annuities, employee benefits, and retirement contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its home office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612/372-5507).

     The Contracts described in this Prospectus are nonparticipating. The capital and surplus of the Company should be considered as bearing only upon the ability of the Company to meet its obligations under the Contracts.

                              THE VARIABLE ACCOUNT

     The Variable Account is a Separate Account of the Company established by the Board of Directors of the Company on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account, the Company or the Funds. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's General Account.

     The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that the Company may conduct. The Company has the right to transfer to its General Account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains and losses, realized or unrealized, of the Variable Account will be credited to or charged against the amount allocated to the Variable Account, in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of the Company.

     Purchase payments allocated to the Variable Account under a Contract are invested in one or more Sub-Accounts of the Variable Account. The purchase payments under a Contract are allocated to the Sub-Account or Sub-Accounts selected by the Owner, and the future Variable Account Contract Value depends primarily on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected.

     Shares of the Investment Funds are also available to other variable contracts funded by the Variable Account and to separate accounts for other types of variable contracts.


                      INVESTMENTS OF THE VARIABLE ACCOUNT


     When a Contract is applied for, the Owner may elect to have purchase payments allocated to one or more of the available Sub-Accounts each of which invests in shares of one of the Investment Funds at its net asset value. The Owner may change a purchase payment allocation for future purchase payments and may at any time transfer all or part of any existing values in a Sub-Account to another Sub-Account that invests in shares of another Investment Fund.


     Fidelity Management & Research Company is the investment adviser for the five portfolios of VIP and the four portfolios of VIP II; Northstar Investment Management Corporation is the investment adviser for the three funds of the Northstar Variable Trust; and Putnam Management is the investment adviser for the six portfolios of Putnam Variable Trust which are offered through this Contract. The investment advisers are paid fees for their services by the Investment Funds they manage.

     The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, distribution, and other services provided by such parties to the Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.


     The Investment Funds currently offered, together with their investment objectives are briefly described below. More detailed information concerning the investment objectives, policies and restrictions pertaining to the Investment Funds and the expenses, investment advisory services and charges and the risks attendant to investing in the portfolios of the Investment Funds and other aspects of their operations can be found in the current prospectus for each Investment Fund which accompany this Prospectus and the current Statement of Additional Information for each Investment Fund. The Investment Fund prospectuses should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Sub-Accounts.

VARIABLE INSURANCE PRODUCTS FUND (VIP)

     VIP is a mutual fund trust currently including five investment portfolios, each with a different investment objective.


     MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers. An investment in the portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable asset value per share of $1.00.


     HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in lower-rated, fixed-income securities (sometimes referred to as "junk bonds"), while also considering growth of capital. Lower-rated, fixed-income securities are considered speculative and involve greater risk of default than higher-rated, fixed-income securities and are more sensitive to the issuer's capacity to pay. Consult the VIP prospectus for further information on the risks associated with the portfolio's investment in lower-rated, fixed income securities.


     EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

     GROWTH PORTFOLIO seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     OVERSEAS PORTFOLIO seeks long term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

     VIP II is a mutual fund trust currently including five investment portfolios, each with a different investment objective. The following four portfolios are available within this Contract:


     ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term, fixed-income instruments.

     INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade, fixed-income securities.

     INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low. The portfolio is designed as a long-term investment option.

     CONTRAFUND  PORTFOLIO seeks capital  appreciation by investing in companies believed  to be  under-valued  due to an  overly  pessimistic  appraisal  by the public. The portfolio invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.


NORTHSTAR VARIABLE TRUST (NORTHSTAR)

     Northstar is a diversified management investment company currently offering four investment funds, each with a different investment objective. The following three Northstar Funds are available under this Contract.


     NORTHSTAR INCOME AND GROWTH FUND is a diversified portfolio with an investment objective of seeking current income balanced with the objective of achieving capital appreciation. This Fund will seek to achieve its objective through investments in common and preferred stocks, convertible securities, investment grade corporate debt securities and government securities, selected for their prospects of producing income and capital appreciation. Wilson/Bennett Capital Management, Inc. ("Wilson/Bennett") is the sub-adviser to this Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the subadvisory arrangement are borne by the investment adviser.


     NORTHSTAR GROWTH FUND is a diversified portfolio with an investment objective of long-term growth of capital through investments in equity securities of companies that are believed to provide above average potential for capital appreciation. Navellier Fund Management, Inc. serves as sub-adviser to the Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the subadvisory arrangement are borne by the investment adviser.

     NORTHSTAR MULTI-SECTOR BOND FUND is a diversified portfolio with an investment objective of maximizing current income. This Fund will seek to achieve its objective by investment in the following sectors of the fixed income securities markets: (a) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;
(b) investment grade corporate debt securities; (c) investment grade or comparable quality debt securities issued by foreign corporate issuers, and securities issued by foreign governments and their political subdivisions, limited to 35% of assets determined at the time of investment; and (d) high yield-high risk fixed income securities of U.S. and foreign issuers, limited to 50% of assets determined at the time of investment.


PUTNAM VARIABLE TRUST
     Putnam  Variable  Trust  is  a  mutual  fund  currently   offering  sixteen
investment funds with differing investment objectives. Six of these portfolios are currently available under this Contract.

     PUTNAM VT DIVERSIFIED INCOME FUND seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities that are commonly known as "junk bonds"), and an International Sector. Consult the Putnam Variable Trust Prospectus for further information on the risks associated with this Fund's investments in high-yield, higher-risk fixed income securities.

     PUTNAM VT GROWTH AND INCOME FUND seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

     PUTNAM VT UTILITIES GROWTH AND INCOME FUND seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

     PUTNAM VT VOYAGER FUND seeks capital appreciation primarily from a portfolio of common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

     PUTNAM VT ASIA PACIFIC GROWTH FUND seeks capital appreciation by investing primarily in securities of companies located in Asia and the Pacific Basin. The Fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

     PUTNAM VT NEW OPPORTUNITIES FUND seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.


THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE INVESTMENT FUNDS WILL BE ACHIEVED.

     The Company reserves the right, subject to compliance with the law, to offer additional Investment Funds.


     An investment in the Variable Account, or in any portfolio of an Investment Fund, including the VIP Money Market Portfolio, is not insured or guaranteed by the U.S. Government, and there can be no assurance that the VIP Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.


     The Investment Funds are available to registered separate accounts of the Company and of insurance companies, other than the Company, offering variable annuity contracts and variable life insurance policies.

     The Company currently does not foresee any disadvantages to Owners resulting from the Investment Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Investment Funds. In the event of a material conflict, the Company will take any necessary steps, including removing the Variable Account from that Investment Fund, to resolve the matter. The Board of Directors or Trustees of each Investment Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Investment Fund prospectus for more information.

REINVESTMENT
     The Investment Funds described above have as a policy the distribution of income dividend and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENT FUND SHARES
     The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a portfolio of an Investment Fund are no longer available for investment or if in the Company's judgment further investment in any portfolio of an Investment Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company. The Company will not substitute any shares attributable to a Contract's interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC and state insurance authorities, as required by law.

     The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new portfolio of an Investment Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.


     There are currently eighteen Sub-Accounts whose Funds are available for investment under the Variable Account. We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which could invest in a new fund with a specified investment objective. We contemplate that if we add additional Sub-Accounts, you would only be permitted to participate in a total of seventeen investment options over the lifetime of your Contract. You would not have to choose your investment options in advance, but upon participation in the seventeenth Fund since the issue of the Contract you would only be able to transfer within the seventeen Funds already utilized and which are still available.

     For example, assume that you select seven investment options. Later you transfer out of all of your seven initial selections and choose ten different Sub-Accounts, none of which are the same as your original seven selections. You have now used your maximum selection of seventeen Sub-Accounts. You may still allocate purchase payments or transfer Contract Values among any of the seventeen Sub-Accounts you have previously selected. However, you may not allocate funds to the remaining Sub-Accounts at any time. An Owner may transfer partial or complete Contract Values to the Fixed Account from the Variable Account at any time.


     If any of these substitutions or changes are made, the Company may, by appropriate endorsement, change the Contract to reflect the substitution or change. If the Company deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the Act if registration is no longer required, or it may be combined with other separate accounts of the Company.

     If a purchase payment for a selected Sub-Account is unable to be invested because shares of the applicable Investment Fund are no longer available for investment or if in the judgment of the Company's management further investment in such Investment Fund shares would be inappropriate in view of the purposes of the Contract, the portion of the purchase payment designated to be invested in such Investment Fund will be returned to the Owner. The Owner may then direct investment of such purchase payment to a different Sub-Account.

                           CHARGES MADE BY THE COMPANY

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)
     No deduction for a sales charge is made from the purchase payments for the Contracts. However, the surrender charge described below (which may be deemed a contingent deferred sales charge), when it is applicable, is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     If part or all of a Contract's value is surrendered, or if the Contract's Annuity Commencement Date occurs within the first two years after the Contract was issued, surrender charges may be made by the Company. (See "Annuity Commencement Date" on page 22.) For purposes of the following surrender charge description, "New Purchase Payments" are those Contract purchase payments received by the Company during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years; "Old Purchase Payments" are those Contract purchase payments not defined as New Purchase Payments; and "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

     For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New
Purchase  Payments  until  they are  exhausted,  and  thereafter  from  Contract
Earnings.

     Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by the Company (with the exception of Systematic Withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and
(c) any Contract Earnings being surrendered.

     TOTAL SURRENDERS - The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

                    SURRENDER CHARGE PERCENTAGE TABLE
                    ---------------------------------
           CONTRACT YEAR OF                   SURRENDER CHARGE AS A
       SURRENDER MINUS CONTRACT                PERCENTAGE OF EACH
       YEAR OF PURCHASE PAYMENT                 PURCHASE PAYMENT
       ------------------------                 ----------------
                   0                                   6%
                   1                                   6
                   2                                   5
                   3                                   5
                   4                                   4
                   5                                   4
              6 and later                              0


     PARTIAL SURRENDERS - The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed by the Company.

     If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

ANNUAL CONTRACT CHARGE
     Each  year on the  Contract  Anniversary,  the  Company  deducts  an Annual
Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such surrender. During the annuity period if both a fixed annuity payment and a variable annuity payment are selected, then an Annual Contract Charge will be separately assessed against each payment type. The charges will be deducted in equal installments from each such payment made during a twelve-month period. If only a fixed annuity payment or a variable annuity payment is selected, then only one Annual Contract Charge will be assessed and deducted in equal installments.

MORTALITY RISK PREMIUM
     The variable annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date" on page 19), the Company deducts a Mortality Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account. The Company may not change the rate charged for the Mortality Risk Premium under any Contract.

EXPENSE RISK PREMIUM
     The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values. The Company may not change the rate of the Expense Risk Premium under any Contract.

ADMINISTRATION CHARGE
     The Company deducts a daily Administration Charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not change the rate of the Administration Charge under any Contract.


PREMIUM AND OTHER TAXES

     Various  states  and  other  governmental  entities  levy  a  premium  tax, currently ranging up to 3.50%, on annuity contracts issued by insurance companies. If the Owner of the Contract lives in a governmental jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an Annuity Form) as permitted or required by applicable law.

     The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any purchase payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a Contract will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OF CHARGES
     Any of the charges under the Contract, as well as the minimum purchase payment requirements set forth in this Prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to the Company's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of the Company's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract owners and owners of all other contracts funded by the Variable Account.

EXPENSES OF THE INVESTMENT FUNDS
     There are fees deducted from and expenses paid out of the assets of the Investment Funds that are described in the accompanying prospectuses for the Funds.

                         ADMINISTRATION OF THE CONTRACTS

     The Company has entered into a contract with Continuum Administrative Services Corporation (formerly known as Vantage Computer Systems, Inc.), Kansas City, Missouri ("CASC") under which CASC has agreed to perform certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts.

                                  THE CONTRACTS

     The Contracts described in this Prospectus are designed for retirement plans which may or may not be Qualified Plans. Often a single purchase payment is made for a deferred annuity, but this Contract freely permits subsequent purchase payments up to the maximum level of funding set forth below. The minimum amount the Company will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. The Company may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. The Company may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

ALLOCATION OF PURCHASE PAYMENTS
     Purchase payments may be allocated to the available Sub-Accounts of the Variable Account selected by the Owner and/or the Fixed Account. (See Appendix
A). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

     The initial purchase payment will be allocated to the selected Sub-Accounts and/or the Fixed Account not later than two business days after receipt, if the application and all information necessary for processing the Contract are complete. The Company may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the applicant consents to retention of the payment by the Company until the application is made complete. Once the completed application is received, the payment must be allocated within two business days. For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation Unit Value next determined after receipt of the purchase payment.

     Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into Accumulation Units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an Accumulation Unit for the Sub-Account to determine the number of Accumulation Units of the Sub-Account to be held in the Variable Account with respect to the Contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Investment Fund whose shares are held in the Sub-Account.

     An Investment Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by the Company, less any redemption of Investment Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Sub-Account for the purchase of shares of such Investment Fund, such purchase payments will be refunded.

SUB-ACCOUNT ACCUMULATION UNIT VALUE
     Each Sub-Account Accumulation Unit was initially valued at $10 when the first Investment Fund shares were purchased. Thereafter the value of each Sub-Account Accumulation Unit will vary up or down according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Investment Fund. Investment Fund shares in the Sub-Accounts will be valued at their net asset value.

     Dividend and capital gain distributions from an Investment Fund will be automatically reinvested in additional shares of such Investment Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR
     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Investment Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the Net Investment Factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The Net Investment Factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

     (1)  is the net result of:

          (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus

          (b)  the  per  share   amount  of  any   dividend   or  capital   gain
               distributions made on the Investment Fund shares held in the Sub-Account during the current Valuation Period, plus or minus

          (c) a per share charge or credit for any taxes reserved for which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract;

     (2)  is the net result of:

          (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus

          (b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract; and

     (3) is a factor representing the Mortality Risk Premium, the Expense Risk Premium and the Administration Charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
     If  the  Owner,   including  any  joint  Owner,  dies  before  the  Annuity
Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. For this purpose the Death Benefit will be:

     (1) if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date, or (ii) the sum of the purchase payments received by the Company under the Contract to the Death Benefit Valuation Date, less any surrender payments previously made by the Company; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner's death), plus any Purchase Payments and less any surrender payments since that anniversary;


     (2) if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.


     If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an Annuity Form is requested, it may be any Annuity Form permitted by Section 72(s) of the Code and which the Company is willing to issue. An Annuity Form selection must be in writing and must be received by the Company within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

     If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the Contract as the Owner, and then (1) select a single sum payment, or
(2) select any Annuity Form which does not exceed such spouse's life expectancy.

     If the Beneficiary elects to receive annuity payments under an Annuity Form, the amount and duration of payments may vary depending on the Annuity Form selected and whether fixed and/or variable annuity payments are requested. (See "Annuity Provisions" beginning on page 22.)

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE
     If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the Annuity Form in effect.

SURRENDER (REDEMPTION)

     If a written request therefor from the Owner is received by the Company before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge)" on page 16.) Partial surrenders may be made in amounts not less than $500 and no partial surrender may cause the Contract Value to fall below $1,000. In addition, if a total surrender occurs other than on a Contract Anniversary the Annual Contract Charge will be deducted from the Contract Value before the surrender payment is made.


     Surrenders must be consented to by each collateral assignee. The Company reserves the right to require that surrenders in excess of $50,000 be signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with the Company.

     The Company may require that the Contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

     The Company reserves the right to limit the number of partial surrenders, and to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

     The Company may cancel the Contract on any Contract Anniversary, or if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date if such Contract Value after all charges is less than $1,000.

     If this Contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Internal Revenue Code (the "Code"), it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities" on page 27.) These restrictions on redemption are imposed by the Variable Account and the Company in full compliance with and in reliance upon the terms and conditions of a no-action letter issued by the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988).

     For tax purposes, surrender payments may be taxable. Such payments shall be deemed to be from earnings and then gains until cumulative surrender payments equal all accumulated earnings and gains, and thereafter from purchase payments received by the Company. Consideration should be given to the tax implications of a surrender prior to making a surrender request, including a surrender in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS

     A Systematic Withdrawal is a specialized form of Partial Surrender. (See "Surrender (Redemption)" on page 19.) The Owner may elect to take Systematic Withdrawals by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis from Sub-Accounts. Systematic Withdrawals may be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the Contract. A Surrender Charge will be imposed on the amount of any Systematic Withdrawal, Partial Surrender or any combination thereof which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge)" on page 16.) Systematic Withdrawals may be discontinued by the Owner at any time by notifying the Company in writing.


     The Company reserves the right to modify or discontinue offering Systematic Withdrawals, however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for Partial Surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the Systematic Withdrawal payment or $25.


     Systematic Withdrawals may be subject to tax, including a penalty tax, and the Owner should consult with his or her tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities" on page 25.)


     Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.

TRANSFERS
     Before the Annuity Commencement Date, the Owner may transfer amounts between the Sub-Accounts or from the Sub-Accounts to the Fixed Account. Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the Sub-Accounts. Currently, there are three methods by which transfers may be made: in writing, by telephone and by Dollar Cost Averaging.

     WRITTEN TRANSFERS - Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Investment Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made by the Company on the first Valuation Date after the request for such a transfer is received by the Company. Currently, there is no charge for such a transfer, other than those that may be made by the Funds. The Company reserves the right, however, to charge a transfer fee not to exceed $25 per transfer and to limit the number of transfers made by the Owner. To accomplish the transfer, the Variable Account will surrender Accumulation Units in the particular Sub-Accounts and reinvest that value in Accumulation Units of one or more of the available Sub-Accounts as directed in the request. After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments may request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values. However, no transfers may be made to the Fixed Account after the Annuity Commencement Date.

     Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, however, that (a) transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period, (b) no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred), and (c) such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less). No transfers may be made from the Fixed Account after Annuity Commencement Date.


     The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers and Dollar Cost Averaging Transfers.

     TELEPHONE/FAX TRANSFERS - Telephone/Fax transfers are available when the Owner completes a telephone/fax authorization form. If the Owner elects to complete the telephone/fax transfer form, the Owner thereby agrees that the Company and its Contract Administrator will not be liable for any loss, liability, cost or expense when the Company, and/or the Contract Administrator act in accordance with the telephone/fax transfer instructions which are received and, if received by telephone, are recorded on voice recording equipment. If a telephone/fax transfer, processed after the Owner has completed the telephone/fax transfer form, is later determined not to have been made by the Owner or was made without the Owner's authorization, and a loss results from such unauthorized transfer, the Owner bears the risk of this loss. Any requests via fax are considered telephone requests and are bound by the conditions in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Contract number and, the names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.


     DOLLAR COST AVERAGING TRANSFERS - The Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Value to any one or more other Sub-Accounts or to the Fixed Account. No transfers from the Fixed Account are permitted under this service. Transfers of this type may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow the Owner to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The Owner may discontinue Dollar Cost Averaging at any time by notifying the Company in writing.

     Contract  Owners  interested in Dollar Cost Averaging may obtain a separate
application  form  and  full   information   concerning  this  service  and  its
restrictions from their registered representatives.

     The Company reserves the right to modify or discontinue offering Dollar Cost Averaging. Any such modification or discontinuation would not affect Dollar Cost Averaging transfer programs already commenced. Although the Company currently charges no fees for transfers made under the Dollar Cost Averaging program, the Company reserves the right to charge a processing fee for Dollar Cost Averaging transfers not to exceed $25 per transfer.

ASSIGNMENTS
     If the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. In other circumstances, an assignment of the Contract is permitted, but only before the Annuity Commencement Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES
     Unless someone else is named as the Owner in the application for the Contract, the applicant is the Owner of the Contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the Contract. No more than two (2) natural persons may be named as Owner.

     The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the Annuity Form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum, or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

     Unless different arrangements have been made with the Company by the Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

     Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES
     Inquiries regarding a Contract may be made by writing to the Annuity Service Center, P.O. Box 13208, Kansas City, Missouri 64199-3208.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

     The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the Contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by the Company. The Owner may change an Annuity Commencement Date selection by written notice received by the Company at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date. If the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the Contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, the Company will deduct Surrender Charges. (See "Surrender Charge (Contingent Deferred Sales Charge)" on page 16.)


ANNUITY FORM SELECTION
     The Owner may select a Variable Annuity Form, a Fixed Annuity Form, or both, with payments starting at the Annuity Commencement Date when making application  for the  Contract.  Thereafter,  the Owner may change  the  Annuity
Form(s) by written notice received by the Company before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, the Company will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months), which shall be automatically effective.

ANNUITY FORMS
     Variable Annuity Payments and Fixed Annuity Payments are available in any of the following Annuity Forms:

     LIFE ANNUITY - An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) OR 20 YEARS (240 MONTHS) - An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY - An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint
Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     The Company also has other annuity forms available and information about them can be obtained by writing to the Company.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS
     Annuity payments will be paid as monthly installments, unless the Annuitant and the Company agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, the Company may pay the Contract Value in a single sum and the Contract will be canceled. Also if a monthly payment would be or become less than $50, the Company may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

ANNUITY PAYMENTS
     The amount of the first fixed annuity payment is determined by applying the Contract Value to be used for a fixed annuity at the Annuity Commencement Date to the annuity table in the Contract for the fixed Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first variable annuity payment is determined by applying the Contract Value to be used for a variable annuity at the Annuity Commencement Date to the annuity table in the Contract for the Annuity Form selected.

     Subsequent variable annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.

     The Annual Contract Charge is deducted in equal installments from each annuity payment. When a fixed annuity payment is made in conjunction with a variable annuity payment, an Annual Contract Charge is assessed against each type of payment and is deducted in equal installments from each annuity payment.

     The annuity tables in the Contracts are based on the 1983 Individual Annuity Mortality Table (set back three years).

     The Company guarantees that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

SUB-ACCOUNT ANNUITY UNIT VALUE
     A Sub-Account's Variable Annuity Units will initially be valued at $10 each at the time Accumulation Units with respect to the Sub-Account are first converted into Variable Annuity Units. The Sub-Account Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the Net
Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 4% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor" on page 18.)

ASSUMED INVESTMENT RATE
     A 4% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate of 4% per year, variable annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, variable annuity payments will increase and conversely, if it is less than the assumed investment rate the payments will decrease.

                               FEDERAL TAX STATUS

INTRODUCTION
     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. The discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. The Contracts are designed for use by individuals in connection with retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends upon the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned. No attempt is made to consider any applicable state or other tax laws. The discussion is based on the Company's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretation by the Internal Revenue Service ("IRS").

     The  Contract may be purchased  on a  non-qualified  basis  ("Non-Qualified
Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408 or 457 of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.


TAX STATUS OF THE CONTRACT
     DIVERSIFICATION REQUIREMENTS
     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the Investment Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although the Company does not have control over the Investment Funds in which the Variable Account invests, the Company expects that each Investment Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular Sub-Accounts of a variable account or how concentrated the investments of the Investment Funds underlying a variable account may be. It is possible that if additional guidance in this regard is issued, the Contract may need to be modified to comply with such additional guidance. For these reasons, the Company reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Investment Funds or otherwise to qualify the Contract for favorable tax treatment.

     REQUIRED DISTRIBUTIONS
     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is not an individual, any change in the primary Annuitant is treated as a change of Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES
     IN GENERAL
     Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete surrenders) or as annuity payments under the Annuity Form selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the net surrender value over the "investment in the contract" during the taxable year. The Company restricts ownership of Non-Qualified Contracts to no more than two natural persons.

     The following discussion generally applies to Contracts owned by natural persons.

     SURRENDERS
     In the case of a surrender from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a surrender (including Systematic Withdrawals) from a Non-Qualified Contract before the Annuity Commencement Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before surrender exceeds the "investment in the contract" at that time. Any additional amount surrendered is not taxable.

     In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."


     A Federal penalty tax may apply to certain surrenders from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" on page 26.)


     ANNUITY PAYMENTS
     Although tax consequences may vary depending on the Annuity Form selected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable.

     TAXATION OF DEATH BENEFIT PROCEEDS
     Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     PENALTY TAX ON CERTAIN DISTRIBUTIONS
     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     1.   made on or after the taxpayer reaches age 59 1/2;
     2. made on or after the death of the holder (a holder is considered an Owner) (or if the holder is not an individual, the death of the primary annuitant);
     3.   attributable to the taxpayer's becoming disabled;
     4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;
     5. made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
     6. made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

     POSSIBLE CHANGES IN TAXATION
     In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT
     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

WITHHOLDING
     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS
     Section 72(e)(11) of the Code treats all non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax advisor before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS
     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the plans. The Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

     PENSION AND PROFIT SHARING PLANS
     Section 401(a) of the Code permits employers and self-employed persons to establish various types of retirement plans for employees. Such retirement plans may permit the purchaser of the Contract to provide benefits under the plans. Persons intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES
     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     TAX SHELTERED ANNUITIES
     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEFERRED COMPENSATION PLANS FOR PUBLIC EMPLOYEES AND EMPLOYEES OF TAX EXEMPT ORGANIZATIONS
     Section 457 of the Code permits state and local government employers and tax exempt employers to establish deferred compensation plans for eligible employees and independent contractors. Eligible plans limit the amount of compensation which may be deferred. Distribution from eligible plans may occur only upon the death of the employee, attainment of age 701/2, separation from service or in the event of an unforseeable emergency. Amounts deferred may be transferred directly to another eligible deferred compensation plan. Contracts issued to 457 plans will be owned by the employer and are subject to the claims of the employer's general creditors. An employee has no present legal right or vested interest in such Contracts; an employee is entitled to distributions only in accordance with eligible plan provisions.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES
     At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax laws that it determines to be properly attributable to the Sub-Accounts of the Contracts.

OTHER TAX CONSEQUENCES
     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax advisor should be consulted for further information.

                              VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Investment Fund shares, the Investment Fund shares held in the Sub-Accounts will be voted by the Company in accordance with instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Investment Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Investment Fund shares held in the Sub-Accounts in its own right.

     Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Investment Fund shares attributable to the Contract.

     On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Investment Fund shares. Such voting interest will generally decrease during the annuity payout period.

     Any Investment Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Investment Fund. Any Investment Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Investment Fund in proportion to each account's voting interest in the respective Investment Fund and will be voted in the same manner as are the respective account's vote.

     All Investment Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Company, not more than 90 days before the meeting of the applicable Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is controlled by the Company. Commissions and other distribution compensation will be paid by the Company. Generally such payments will not exceed 7.00% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

                                   REVOCATION



     The Contract Owner may revoke the contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to the Company's Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract if it has not been received, written notice must be mailed or delivered to the Company's Contract Administrator at the mailing address shown below.

                    ReliaStar Life Insurance Company
                    c/o Annuity Service Center
                    P.O. Box 13208
                    Kansas City, Misouri  64199-3208


     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

                                REPORTS TO OWNERS

     The Company will mail to the Contract Owner, at the last known address of record at the home office of the Company, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party. The Company is a defendant in various lawsuits in connection with the normal conduct of its operations. In the opinion of management, the ultimate resolution of such litigation will not result in any significant liability to the Company.

                        FINANCIAL STATEMENTS AND EXPERTS

     The annual financial statements of ReliaStar Select Variable Account as of December 31, 1996 and for each of the three years in the period then ended and the annual financial statements of ReliaStar Life Insurance Company, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are incorporated by reference herein and have been so incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                               FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

Introduction................................................................S-2
Administration of the Contracts.............................................S-2
Custody of Assets...........................................................S-3
Independent Auditors........................................................S-3
Distribution of the Contracts...............................................S-3
Calculation of Yield and Return.............................................S-3
Financial Statements.......................................................S-11

--------------------------------------------------------------------------------


If you would like to receive a copy of the ReliaStar Select Variable Account Statement of Additional Information, please call 1-800-621-3750 or return this request to:


WASHINGTON SQUARE SECURITIES, INC.
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MN 55401


Your name_______________________________________________________________________

Address_________________________________________________________________________

________________________________________________________________________________
City                                      State                      Zip


Please send me a copy of the ReliaStar Select Variable Account Statement of Additional Information.


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                                   APPENDIX A
                                THE FIXED ACCOUNT

     CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY (THE "FIXED
ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE FIXED ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated between the Company and the contracts participating in the Fixed Account, in accordance with the terms of such contracts.

     Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation. The amount of such investment income allocated to the Contracts will vary from year to year at the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. The Company may credit interest at a rate in excess of 3% per year; however, the Company is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and Contract Owners and to its stockholders.


     Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of purchase payments and transfers allocated to the Fixed Account, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Account, less the sum of all annual administrative or surrender charges levied, any applicable premium taxes, and less any amounts surrendered or transferred from the Fixed Account. If the Owner surrenders the Contract, the amount available from the Fixed Account will be reduced by any applicable surrender charge and annual administration charge. (See "Charges Made by the Company" on page 16).



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General Distributor
Washington Square Securities, Inc.
20 Washington Ave. S.
Minnepolis, MN 55401



RELIASTAR

[GRAPHIC OMITTED]

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, MN 55401


SELECT*ANNUITY III PROSPECTUS







                       STATEMENT OF ADDITIONAL INFORMATION

                                   ----------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

                                    ISSUED BY


                        RELIASTAR SELECT VARIABLE ACCOUNT
                     (FORMERLY NWNL SELECT VARIABLE ACCOUNT)

                                       AND


                        RELIASTAR LIFE INSURANCE COMPANY
             (FORMERLY NORTHWESTERN NATIONAL LIFE INSURANCE COMPANY)


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus, dated April 30, 1997 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                                  -------------

                                TABLE OF CONTENTS
                                                                           PAGE

Introduction.............................................................  S-2

Administration of the Contracts..........................................  S-2

Custody of Assets........................................................  S-3

Independent Auditors.....................................................  S-3

Distribution of the Contracts............................................  S-3

Calculation of Yield and Return..........................................  S-3

Financial Statements..................................................... S-11

                                    ---------


     The date of this Statement of Additional Information is April 30, 1997.



                                  INTRODUCTION



     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible purchase payment contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 24 of the Prospectus.) Annuity payments under the Contracts are deferred until a selected later date.


     Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to the Fixed Account (which is the general account of the Company).


     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds"). The Investment Funds are currently the five portfolios of the Variable Insurance Products Fund, and four portfolios of the Variable Insurance Products Fund II, which are managed by Fidelity Management & Research Company of Boston, Massachusetts; three funds of the Northstar Variable Trust, which are managed by Northstar Investment Management Corporation of Greenwich, Connecticut; and six portfolios of Putnam Variable Trust, which are managed by Putnam Investment Management, Inc. of Boston, Massachusetts. Each Investment Fund pays its investment adviser certain fees charged against the assets of the Investment Fund. The Variable Account Contract Value and the amount of variable annuity payments will vary, primarily based on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected. (For more information about the Investment Funds, see "Investments of the Variable Account" on page 12 of the Prospectus.)


     Purchase payments allocated to the Fixed Account, which is the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 and the Fixed Account is not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

                         ADMINISTRATION OF THE CONTRACTS


     The Company has entered into an agreement with Continuum Administrative Services Corporation (formerly known as Vantage Computer Systems, Inc.), Kansas City, Missouri ("CASC") under which CASC has agreed to perform certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. For the years ended December 31, 1994, 1995 and 1996 the Company paid fees to CASC under the agreement in the amounts of $129,682, $218,214 and $638,881 respectively, in connection with administration of the Contracts.


                                CUSTODY OF ASSETS

     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.

                              INDEPENDENT AUDITORS


     The annual financial statements of ReliaStar Select Variable Account and ReliaStar Life Insurance Company, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, 400 One Financial Plaza, 120 South 6th Street, Minneapolis, Minnesota 55402, independent auditors, as stated in their reports which are incorporated by reference herein, and have been so incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                          DISTRIBUTION OF THE CONTRACTS

     The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., which is a direct wholly-owned subsidiary of ReliaStar Financial Corp. and is an affiliate of the Company.


     For the years ended December 31, 1994, 1995 and 1996, the General Distributor was paid fees by the Company with respect to distribution of the Contracts aggregating $731,073, $397,000 and $666,703 respectively.


     The offering of the Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus (see "Transfers" at page 20 of the Prospectus).

     No deduction for a sales charge is made from the purchase payments for the Contracts. However, if part or all of a Contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by the Company. The method used to determine the amount of such charge is described in the Prospectus under the heading "Charges Made By The Company - Surrender Charge (Contingent Deferred Sales Charge)" on page 16. There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of Washington Square Securities, Inc.

                         CALCULATION OF YIELD AND RETURN

     CURRENT YIELD AND EFFECTIVE YIELD. Current yield and effective yield will be calculated only for the VIP Money Market Portfolio Sub-Account.

     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                       365/7
         EFFECTIVE YIELD  =  [(Base Period Return  +  1)    ]  -  1

     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

     The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.


     The yield and effective yield of the Sub-Account for the seven day period ending December 31, 1996 were as follows:

                           Yield:                        3.79%
                           Effective Yield:              3.86%


     STANDARDIZED YIELD. A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

                                        6
                  YIELD = 2[( a - b  + 1) - 1]
                              -----
                               cd

Where:

     a    = net  investment  earned  during the period by the Fund or  Portfolio attributable to shares owned by the Sub-Account.

     b    = expenses accrued for the period (net of reimbursements).

     c    = the average daily number of Accumulation  Units  outstanding  during the period.

     d    = the maximum offering price per Accumulation  Unit on the last day of the period.


     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, the deductions for the Mortality and Expense Risk Premiums, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than six years. The total return will then be calculated according to the following formula:

                        1/N
          TR   = ((ERV/P)   ) - 1

          Where:

          TR   = The average  annual total return net of  Sub-Account  recurring charges.

          ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

          P    = a hypothetical initial payment of $1,000.

          N    = the number of years in the period.


         Such average annual total return information for the Sub-Accounts is as follows:



                                                          FOR THE       FOR THE PERIOD    FROM DATE
                                                       FOR THE 1-YEAR   FOR THE 5-YEAR     10-YEAR           OF INCEPTION OF
                                                        PERIOD ENDED     PERIOD ENDED    PERIOD ENDED           SUB-ACCOUNT
SUB-ACCOUNT                                              12/31/96         12/31/96         12/31/96            TO 12/31/96
-----------                                              --------         --------         --------            -----------
VIP High Income Portfolio                                   6.96%            N/A             N/A                  7.47%
(Sub-Account Inception:  1/6/94)

VIP Equity-Income Portfolio                                 7.20%            N/A             N/A                  15.31%
(Sub-Account Inception:  1/6/94)

VIP Growth Portfolio                                        7.62%            N/A             N/A                  13.00%
(Sub-Account Inception:  1/6/94)

VIP Overseas Portfolio                                      6.15%            N/A             N/A                  4.88%
(Sub-Account Inception:  1/6/94)

VIP II Asset Manager Portfolio                              7.52%            N/A             N/A                  4.82%
(Sub-Account Inception:  1/6/94)

VIP II Investment Grade Bond Portfolio                     -3.74%            N/A             N/A                  2.23%
(Sub-Account Inception:  1/6/94)

VIP II Index 500 Portfolio                                 15.62%            N/A             N/A                  16.59%
(Sub-Account Inception:  1/6/94)

VIP II Contrafund Portfolio                                14.13%            N/A             N/A                  18.03%
(Sub-Account Inception:  5/1/95)

Northstar Income and Growth Fund                            6.73%            N/A             N/A                  13.76%
(Sub-Account Inception:  1/3/95)

Northstar Growth Fund                                      15.90%            N/A             N/A                  20.30%
(Sub-Account Inception:  1/3/95)

Northstar Multi-Sector Bond Fund                            6.21%            N/A             N/A                  10.31%
(Sub-Account Inception:  1/3/95)

Putnam VT Diversified Income Fund                           1.81%            N/A             N/A                  4.52%
(Sub-Account Inception:  1/6/94)

Putnam VT Growth and Income Fund                           14.73%            N/A             N/A                  15.87%
(Sub-Account Inception:  1/6/94)

Putnam VT Utilities Growth and Income Fund                  8.70%            N/A             N/A                  9.82%
(Sub-Account Inception:  1/6/94)

Putnam VT Voyager Fund                                      5.91%            N/A             N/A                  14.62%
(Sub-Account Inception:  1/6/94)

Putnam VT Asia Pacific Growth Fund                          2.09%            N/A             N/A                  2.06%
 (Sub-Account Inception:  5/1/95)

Putnam VT New Opportunities Fund                            3.15%            N/A             N/A                  22.02%
(Sub-Account Inception:  5/1/95)


     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.


     Such average annual total return information for the Sub-Accounts is as follows:



                                           FOR THE 1-YEAR        FOR THE 5-YEAR       FOR THE 10-YEAR    FOR THE PERIOD FROM DATE OF
                                            PERIOD ENDED          PERIOD ENDED         PERIOD ENDED      INCEPTION OF FUND PORTFOLIO
SUB-ACCOUNT                                   12/31/96              12/31/96              12/31/96               to 12/31/96
-----------                                   --------              --------              --------               -----------
VIP High Income Portfolio                       6.96%                12.86%                9.51%                  10.39%
(Portfolio Inception:  9/19/85)

VIP Equity-Income Portfolio                     7.20%                15.88%                12.10%                 11.80%
(Portfolio Inception:  10/9/86)

VIP Growth Portfolio                            7.62%                13.06%                13.50%                 13.17%
(Portfolio Inception:  10/9/86)

VIP Overseas Portfolio                          6.15%                 6.99%                 N/A                    6.32%
(Portfolio Inception:  1/28/87)

VIP II Asset Manager Portfolio                  7.52%                 9.14%                 N/A                   10.08%
(Portfolio Inception:  9/6/89)

VIP II Investment Grade Bond Portfolio         -3.74%                 4.48%                 N/A                    6.63%
(Portfolio Inception:  12/5/88)

VIP II Index 500 Portfolio                     15.62%                  N/A                  N/A                   14.88%
(Portfolio Inception:  8/27/92)

VIP II Contrafund Portfolio                    14.13%                  N/A                  N/A                   26.59%
(Portfolio Inception:  1/3/95)

Northstar Income and Growth Fund                6.73%                  N/A                  N/A                   10.67%
(Portfolio Inception:  5/6/94)

Northstar Growth Fund                          15.90%                  N/A                  N/A                   15.97%
(Portfolio Inception:  5/6/94)

Northstar Multi-Sector Bond Fund                6.21%                  N/A                  N/A                    8.16%
(Portfolio Inception:  5/6/94)

Putnam VT Diversified Income Fund               1.81%                  N/A                  N/A                    4.73%
(Portfolio Inception:  9/15/93)

Putnam VT Growth and Income Fund               14.73%                13.87%                 N/A                   14.17%
(Portfolio Inception:  2/1/88)

Putnam VT Utilities Growth and Income Fund      8.70%                  N/A                  N/A                   10.07%
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                          5.91%                13.93%                 N/A                   15.49%
(Portfolio Inception:  2/1/88)

Putnam VT Asia Pacific Growth Fund              2.09%                  N/A                  N/A                    2.08%
(Portfolio Inception:  5/1/95)

Putnam VT New Opportunities Fund                3.15%                  N/A                  N/A                   19.58%
(Portfolio Inception:  5/2/94)



     The Company may also disclose average annual total returns for the Investment Fund's Portfolios since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.


     Such average annual total return information for the Portfolios of the Investment Funds is as follows:



                                                FOR THE 1-YEAR     FOR THE 5-YEAR     FOR THE 10-YEAR     FOR THE PERIOD FROM DATE
                                                PERIOD ENDED        PERIOD ENDED       PERIOD ENDED         OF INCEPTION OF FUND
SUB-ACCOUNT                                        12/31/96           12/31/96            12/31/96          PORTFOLIO TO 12/31/96
-----------                                        --------           --------            --------          ---------------------
VIP High Income Portfolio                           14.03%             14.96%              11.12%                  12.01%
(Portfolio Inception:  9/19/85)

VIP Equity-Income Portfolio                         14.28%             17.98%              13.74%                  13.44%
(Portfolio Inception:  10/9/86)

VIP Growth Portfolio                                14.71%             15.16%              15.15%                  14.83%
(Portfolio Inception:  10/9/86)

VIP Overseas Portfolio                              13.22%              9.13%               N/A                     7.91%
(Portfolio Inception:  1/28/87)

VIP II Asset Manager Portfolio                      14.60%             11.26%               N/A                    11.70%
(Portfolio Inception:  9/6/89)

VIP II Investment Grade Bond Portfolio              3.19%               6.64%               N/A                     8.20%
(Portfolio Inception:  12/5/88)

VIP II Index 500 Portfolio                          22.82%               N/A                N/A                    17.11%
(Portfolio Inception:  8/27/92)

VIP II Contrafund Portfolio                         21.31%               N/A                N/A                    30.33%
(Portfolio Inception:  1/3/95)

Northstar Income and Growth Fund                    13.80%               N/A                N/A                    13.75%
(Portfolio Inception:  5/6/94)

Northstar Growth Fund                               22.78%               N/A                N/A                    18.76%
(Portfolio Inception:  5/6/94)

Northstar Multi-Sector Bond Fund                    13.28%               N/A                N/A                    11.27%
(Portfolio Inception:  5/6/94)

Putnam VT Diversified Income Fund                   8.81%                N/A                N/A                     7.53%
(Portfolio Inception:  9/15/93)

Putnam VT Growth and Income Fund                    21.92%             15.97%               N/A                    15.88%
(Portfolio Inception:  2/1/88)

Putnam VT Utilities Growth and Income Fund          15.80%               N/A                N/A                    12.24%
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                              12.97%             16.03%               N/A                    17.23%
(Portfolio Inception:  2/1/88)

Putnam VT Asia Pacific Growth Fund                  9.10%                N/A                N/A                     6.81%
(Portfolio Inception:  5/1/95)

Putnam VT New Opportunities Fund                    10.17%               N/A                N/A                    22.56%
(Portfolio Inception:  5/2/94)



     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the Surrender Charge. Such performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:




                                    RETURNS SINCE DATE SUB-ACCOUNTS COMMENCED OPERATIONS
                                    ----------------------------------------------------

                                                FOR THE 1-YEAR       FOR THE 5-YEAR     FOR THE 10-YEAR    FOR THE PERIOD FROM DATE
                                                 PERIOD ENDED          PERIOD ENDED       PERIOD ENDED          OF INCEPTION OF
SUB-ACCOUNT                                        12/31/96             12/31/96            12/31/96        SUB-ACCOUNT TO 12/31/96
-----------                                        --------             --------            --------        -----------------------
VIP High Income Portfolio                           12.36%                N/A                N/A                     8.76%
(Sub-Account Inception:  1/6/94)

VIP Equity-Income Portfolio                         12.60%                N/A                N/A                    16.44%
(Sub-Account Inception:  1/6/94)

VIP Growth Portfolio                                13.02%                N/A                N/A                    14.17%
(Sub-Account Inception:  1/6/94)

VIP Overseas Portfolio                              11.55%                N/A                N/A                     6.23%
(Sub-Account Inception:  1/6/94)

VIP II Asset Manager Portfolio                      12.92%                N/A                N/A                     6.17%
(Sub-Account Inception:  1/6/94)

VIP II Investment Grade Bond Portfolio              1.66%                 N/A                N/A                     3.65%
(Sub-Account Inception:  1/6/94)

VIP II Index 500 Portfolio                          21.02%                N/A                N/A                    17.69%
(Sub-Account Inception:  1/6/94)

VIP II Contrafund Portfolio                         19.53%                N/A                N/A                    20.30%
(Sub-Account Inception:  5/1/95)

Northstar Income and Growth Fund                    12.13%                N/A                N/A                    16.12%
(Sub-Account Inception:  1/3/95)

Northstar Growth Fund                               21.30%                N/A                N/A                    22.53%
(Sub-Account Inception:  1/3/95)

Northstar Multi-Sector Bond Fund                    11.61%                N/A                N/A                    12.74%
(Sub-Account Inception:  1/3/95)

Putnam VT Diversified Income Fund                   7.21%                 N/A                N/A                     5.89%
(Sub-Account Inception:  1/6/94)

Putnam VT Growth and Income Fund                    20.13%                N/A                N/A                    16.98%
(Sub-Account Inception:  1/6/94)

Putnam VT Utilities Growth and Income Fund          14.10%                N/A                N/A                    11.06%
(Sub-Account Inception:  1/6/94)

Putnam VT Voyager Fund                              11.31%                N/A                N/A                    15.76%
(Sub-Account Inception:  1/6/94)

Putnam VT Asia Pacific Growth Fund                  7.49%                 N/A                N/A                     5.21%
(Sub-Account Inception:  5/1/95)

Putnam VT New Opportunities Fund                    8.55%                 N/A                N/A                    24.83%
(Sub-Account Inception:  5/1/95)





                          RETURNS INCLUDING PERIOD PRIOR TO DATE SUB-ACCOUNTS COMMENCED OPERATIONS
                          ------------------------------------------------------------------------

                                                FOR THE 1-YEAR     FOR THE 5-YEAR     FOR THE 10-YEAR     FOR THE PERIOD FROM DATE
                                                PERIOD ENDED        PERIOD ENDED       PERIOD ENDED         OF INCEPTION OF FUND
SUB-ACCOUNT                                        12/31/96           12/31/96            12/31/96          PORTFOLIO TO 12/31/96
-----------                                        --------           --------            --------          ---------------------
VIP High Income Portfolio                           12.36%             13.30%              9.51%                   10.39%
(Portfolio Inception:  9/19/85)

VIP Equity-Income Portfolio                         12.60%             16.28%              12.10%                  11.80%
(Portfolio Inception:  10/9/86)

VIP Growth Portfolio                                13.02%             13.50%              13.50%                  13.17%
(Portfolio Inception:  10/9/86)

VIP Overseas Portfolio                              11.55%              7.54%               N/A                     6.32%
(Portfolio Inception:  1/28/87)

VIP II Asset Manager Portfolio                      12.92%              9.64%               N/A                    10.08%
(Portfolio Inception:  9/6/89)

VIP II Investment Grade Bond Portfolio              1.66%               5.08%               N/A                     6.63%
(Portfolio Inception:  12/5/88)

VIP II Index 500 Portfolio                          21.02%               N/A                N/A                    15.40%
(Portfolio Inception:  8/27/92)

VIP II Contrafund Portfolio                         19.53%               N/A                N/A                    28.36%
(Portfolio Inception:  1/3/95)

Northstar Income and Growth Fund                    12.13%               N/A                N/A                    12.08%
(Portfolio Inception:  5/6/94)

Northstar Growth Fund                               21.30%               N/A                N/A                    17.28%
(Portfolio Inception:  5/6/94)

Northstar Multi-Sector Bond Fund                    11.61%               N/A                N/A                     9.63%
(Portfolio Inception:  5/6/94)

Putnam VT Diversified Income Fund                   7.21%                N/A                N/A                     5.94%
(Portfolio Inception:  9/15/93)

Putnam VT Growth and Income Fund                    20.13%             14.29%               N/A                    14.17%
(Portfolio Inception:  2/1/88)

Putnam VT Utilities Growth and Income Fund          14.10%               N/A                N/A                    10.60%
(Portfolio Inception:  5/1/92)

Putnam VT Voyager Fund                              11.31%             14.36%               N/A                    15.49%
(Portfolio Inception:  2/1/88)

Putnam VT Asia Pacific Growth Fund                  7.49%                N/A                N/A                     5.23%
(Portfolio Inception:  5/1/95)

Putnam VT New Opportunities Fund                    8.55%                N/A                N/A                    20.82%
(Portfolio Inception:  5/2/94)



     The Investment Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the Sub-Accounts. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Putnam Capital Manager Trust are not affiliated with the Company.

     The Company may disclose  Cumulative  Total Returns in conjunction with the
standard  formats   described  above.  The  Cumulative  Total  Returns  will  be calculated using the following formula:


          CTR  = ERV/P - 1

          Where:

          CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

          ERV = the ending redeemable value of the hypothetical investment at the end of the period.

          P    = a hypothetical single payment of $1,000.



     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1996.


                              FINANCIAL STATEMENTS


     This Statement of Additional Information incorporates by reference Financial Statements for the Variable Account as of December 31, 1996 and for each of the three years in the period then ended. Deloitte & Touche LLP serves as independent auditors for the Variable Account. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     The Company's statements of financial condition as of December 31, 1996 and 1995, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1996 and 1995 which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.



                        RELIASTAR SELECT VARIABLE ACCOUNT
                          Independent Auditors' Report*
                      Statement of Assets and Liabilities*
         Statement of Operations and Changes in Contract Owners' Equity*
                         Notes to Financial Statements*
                                December 31, 1996






* Incorporated by reference to the Registrant's 1996 Annual Report to Contract Holders filed February 20, 1997.



                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                         Independent Auditors' Report**
                          Consolidated Balance Sheets**
                       Consolidated Statements of Income**
                Consolidated Statements of Shareholder's Equity**
                     Consolidated Statements of Cash Flows**
                  Notes to Consolidated Financial Statements**
                                December 31, 1996





** Incorporated by reference to the financial statements contained in the Prospectus filed as part of Pre-effective Amendment No. 1 to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed March 31, 1997.


PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:

               Part A: None


               Part B: RELIASTAR SELECT VARIABLE ACCOUNT*
                       -----------------------------------
                              Independent Auditors' Report
                              Statement of Assets and Liabilities,
                                December 31, 1996
                              Combined Statements of Operations and Changes
                                in Contract Owners' Equity, Years Ended
                                December 31, 1996, 1995 and 1994
                              Notes to Financial Statements

                       RELIASTAR LIFE INSURANCE COMPANY**
                       ----------------------------------
                              Independent Auditors' Report
                              Consolidated Balance Sheets
                                December 31, 1996 and 1995
                              Consolidated Statements of Operations,
                                Years Ended December 31, 1996 and 1995
                              Consolidated Statements of Shareholders'
                                Equity, Years Ended December 31, 1996 and 1995
                              Consolidated Statements of Cash Flows,
                                Years Ended December 31, 1996 and 1995
                                Notes to Consolidated Financial Statements

          (b)  Exhibits:

          1. Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") authorizing the establishment of NWNL Select Variable Account ("Registrant").+

               Resolution of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account.

          2.   Not Applicable.

          3. (a) Form of General Distributor Agreement between Depositor and Washington Square Securities, Inc. ("WSSI").+

               (b) Forms of agreements between Depositor and broker-dealers with respect to the sale of Contracts.+


          4.   Form of Contract.+

          5.   Contract Application Form.+

          6.   (a) Amended Articles of Incorporation of Depositor++

               (b)  Amended Articles of Incorporation of Depositor++

          7.   Not Applicable.

          8. (a) Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendment numbers 1 through 8.++

               (b) Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendment numbers 1 through 7.++

               (c) Form of Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendment numbers 1 through 2.++

               (d) Agreement with Continuum Administrative Services Corporation (formerly known as Vantage Computer Systems, Inc.) and Amendment numbers 1 through 6.+

               (e) Form of Service Agreement and Service Contract with Fidelity Investments Institutional Operations Company, Inc. dated January 1, 1997.

          9. Consent and Opinion of Robert B. Saginaw as to the legality of the securities being registered.

          10.  Independent Auditors' Consent of Deloitte & Touche LLP.

          11.  Not Applicable.

          12.  Not Applicable.

          13.  Schedules for Computation of Performance Quotations.

          14. Financial Data Schedule, filed hereto electronically as Exhibit 27 pursuant to Rule 401 of Regulation S-T.

          15.  Powers of Attorney.++


* Incorporated by reference to the Registrant's 1996 Annual Report to Contract Holders filed February 20, 1997.

** Incorporated by reference to the financial statements contained in the Prospectus filed as part of Pre-effective Amendment No. 1 of the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed March 31, 1997.

+ Incorporated by reference to Post-effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-69892, filed April 16, 1996.

++ Incorporated by reference to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 333-18517, filed December 23, 1996.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


              NAME                                   POSITIONS AND OFFICES WITH DEPOSITOR
              ----                                   ------------------------------------
         John G. Turner                 Director, Chairman, and Chief Executive Officer
         John H. Flittie                Director, Vice Chairman, President, and Chief Operating Officer
         Susan M. Bergen                Secretary
         R. Michael Conley              Director and Senior Vice President - ReliaStar Employee Benefits
         Richard R. Crowl               Director, Senior Vice President, and General Counsel
         Wayne R. Huneke                Director, Senior Vice President, Chief Financial Officer, and Treasurer
         William R. Merriam             Director and Senior Vice President - ReliaStar Reinsurance Group
         Robert C. Salipante            Director and Senior Vice President - Personal Financial Operations
         Donald L. Swanson              Director and Senior Vice President - ReliaStar Retirement Plans
         Steven W. Wishart              Director, Senior Vice President and Chief Investment Officer
         Kenneth U. Kuk                 Director  and Senior Vice  President  -  ReliaStar  Asset  Division  and  Strategic
                                        Marketing



The principal business address of each of the foregoing executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1981 pursuant to the laws of the State of Minnesota. Depositor is a direct, wholly-owned subsidiary of ReliaStar Financial Corp., a Delaware Corporation.


     A chart identifying the subsidiaries of ReliaStar Financial Corp. and their relationship to one another is incorporated by reference to Item 26 of Post-effective Amendment No. 11 to the Form N-4 Registration Statement of ReliaStar Bankers Security Variable Annuity Funds M, P, and Q, File No. 33-11489, filed February 28, 1997.


     The financial statements of each subsidiary of Depositor, other than those of the mutual funds, are consolidated with those of Depositor. The financial statements of the mutual funds are separately filed with the Securities and Exchange Commission.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of February 28, 1997, there were 9,364 owners of the Contracts, 5,766 of which were owners of qualified Contracts.


ITEM 28. INDEMNIFICATION

     Reference is hereby made to Section 5.01 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, including directors, officers, employees and agents of Management, under certain conditions. Section 4.01 of the Bylaws of Management mandates indemnification by Management of its directors and officers under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or Management, pursuant to the foregoing provisions or otherwise, Depositor and Management have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or Management in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or Management in connection with the securities being registered, Depositor or Management, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and Management, subject to a $500,000 deductible.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) WSSI is the principal underwriter of the Contracts. WSSI also acts as the principal underwriter of other variable annuity contracts issued by Depositor through the ReliaStar Select Variable Account; flexible premium variable life insurance contracts issued by Depositor through Select*Life
Variable Account, a separate account of Depositor registered as a unit investment trust under the Investment Company Act of 1940; variable annuity contracts issued by Northern Life Insurance Company ("Northern"), a subsidiary of Depositor, through Separate Account One, a separate account of Northern registered as a unit investment trust under the Investment Company Act of 1940; and variable annuity contracts issued by ReliaStar Bankers Security Life
Insurance  Company,  ("RBSL")  an  indirect  subsidiary  of  Depositor,  through
Separate Accounts M, P and Q, a separate account of RBSL registered as unit investment trusts under the Investment Company Act of 1940. WSSI also distributes, but is not the principal underwriter of, variable annuity contracts issued by Depositor through the Northstar Variable Account, which is a separate account of Depositor and is registered as a unit investment trust under the Investment Company Act of 1940.

     (b) The directors and officers of WSSI are as follows:


              NAME                            POSITIONS AND OFFICES WITH WSSI
              ----                            -------------------------------
         John H. Flittie                   Director and Chairman
         Roger W. Arnold                   Director
         Michael J. Dubes                  Director
         Robert C. Salipante               Director
         Steven W. Wishart                 Director
         James R. Gelder                   President
         Michael R. Fanning                Executive Vice President and Chief Marketing Officer
         Jeffrey A. Montgomery             Executive Vice President and Chief Operating Officer
         Robert B. Saginaw                 Vice President
         Susan M. Bergen                   Secretary
         David Braun                       Assistant Vice President
         David P. Wilken                   Treasurer
         Julie A. Cooney                   Assistant Treasurer
         Daniel S. Kuntz                   Assistant Treasurer
         David Cox                         Assistant Secretary
         Allen L. Kidd                     Assistant Secretary
         Loralee A. Renelt                 Assistant Secretary


     The principal business address of each of the foregoing executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401, except for the following individuals whose principal business addresses are listed after their respective names: Julie A. Cooney, 80 Tuscany Way, Danville, California 94506; Michael J. Dubes, 1110 3rd Avenue, Seattle, Washington 98101; Allen L. Kidd, 222 North Arch Road, Richmond, Virginia 23236.

     (c) For the year ended December 31, 1996, WSSI received $666,703 in fees in connection with distribution of the Contracts.

ITEMS 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of Depositor at 20 Washington Avenue South, Minneapolis, Minnesota 55401 and at the offices of Continuum Administrative Services Corporation (formerly known as Vantage Computer Systems, Inc.), 301 West 11th Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

     Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The Company and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be compiled with.


     The fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.


                                   SIGNATURES


As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, Registrant certifies that it meets all of the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 11th day of April, 1997.

                                 RELIASTAR SELECT VARIABLE ACCOUNT
                                          (Registrant)

                                 By RELIASTAR LIFE INSURANCE COMPANY
                                          (Depositor)


                                 By/S/JOHN G. TURNER
                                      ---------------------------
                                      John G. Turner, Chairman
                                      and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 11th day of April, 1997.

                                 RELIASTAR LIFE INSURANCE COMPANY
                                          (Depositor)


                                 By/S/JOHN G. TURNER
                                      ---------------------------
                                      John G. Turner, Chairman
                                      and Chief Executive Officer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 11th day of April, 1997 by the following directors and officers of Depositor in the capacities indicated:


         /S/JOHN G. TURNER        Chairman and Chief Executive Officer
         ----------------
           John G. Turner

         /S/WAYNE R. HUNEKE       Senior Vice President, Chief Financial Officer
         ------------------         and Treasurer
            Wayne R. Huneke

         /s/CHRIS D. SCHREIER     Second Vice President and Controller
         --------------------
            Chris D. Schreier


R. Michael Conley          Wayne R. Huneke           Robert C. Salipante
Richard R. Crowl           Kenneth U. Kuk            Donald L. Swanson
John H. Flittie            William R. Merriam        John G. Turner
                                                     Steven W. Wishart



A majority of the Board of Directors


Robert B. Saginaw, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.



                                 /S/ROBERT B. SAGINAW
                                    -----------------------------------
                                    Robert B. Saginaw, Attorney-In-Fact




                                  EXHIBIT INDEX

(b)  Exhibits:

     1. Resolution of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account.

     8.(e)Form  of  Service   Agreement  and  Service   Contract  with  Fidelity
          Investments Institutional Operations Company, Inc. dated January 1, 1997.

     9. Consent and Opinion of Robert B. Saginaw as to the legality of the securities being registered.

     10.  Independent Auditors' Consent of Deloitte & Touche LLP.

     13.  Schedules for Computation of Performance Quotations.

     14. Financial Data Schedule, filed hereto electronically as Exhibit 27 pursuant to Rule 401 of Regulation S-T.